Finance leases (Tables)	12 Months Ended
Dec. 31, 2018
Finance leases
Finance leases
	2018				2017
	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Un-guaranteed residual values	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Un-guaranteed residual values
	£m	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group	-	-	-	-
Not more than one year	1,333	(110)	1,223	86	1,130	(91)	1,039	69
Over one year but not more than five years	2,012	(171)	1,841	148	1,750	(135)	1,615	156
Over five years	381	(44)	337	22	284	(32)	252	21
Total	3,726	(325)	3,401	256	3,164	(258)	2,906	246